Common Stock, Warrants, Options, and Stock Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Information on Class A Common Stock issued as acquisition
Shares issued due to acquisitions	208,763		5,174,900
Gross compensation costs
Total gross compensation costs	$ 13,208	$ 4,512	$ 3,701
Income tax benefits
Total income tax benefits	(4,509)	(1,573)	(1,240)
Net compensation expense	8,699	2,939	2,461
Stock Options [Member]
Gross compensation costs
Total gross compensation costs		4	63
Income tax benefits
Total income tax benefits	(1)	(56)	(32)
Restricted Stock [Member]
Gross compensation costs
Total gross compensation costs	13,208	4,508	3,638
Income tax benefits
Total income tax benefits	$ (4,508)	$ (1,517)	$ (1,208)